Share-Based Payments (Details 1) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Consultants and Employees [Member]
Statement Line Items [Line Items]
Outstanding at January 1		3,799,892	3,071,018
Granted during the year		1,892,334	1,176,500
Exercised during the year	[1]	(348,314)	(378,459)
Forfeited during the year		(734,278)	(69,167)
Outstanding at December 31		4,609,634	3,799,892
Exercisable as of December 31		2,345,351	1,521,687
Directors [Member]
Statement Line Items [Line Items]
Outstanding at January 1		3,340,878	3,090,878
Granted during the year		275,000	250,000
Exercised during the year		(370,878)
Forfeited during the year		(99,999)
Outstanding at December 31		3,145,001	3,340,878
Exercisable as of December 31		2,176,672	1,557,556
Yissum [Member]
Statement Line Items [Line Items]
Outstanding at January 1		223,697	559,097
Granted during the year
Exercised during the year			(335,400)
Outstanding at December 31		223,697	223,697
Exercisable as of December 31		223,697	223,697

[1]	The weighted average exercise price at the date of exercise for share options exercised in 2017 was NIS 1.84 (in 2016 and 2015: NIS 1.65).